Summary of Significant Accounting Policies (Policies)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The consolidated financial statements include the accounts of Senti Biosciences, Inc., and its wholly-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation. We have one business activity and operate in one reportable segment.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the valuation of stock-based awards, the valuation of convertible notes, the valuation of common and redeemable convertible preferred stock, the valuation of preferred stock tranche liability, standalone selling price (“SSP”) and the determination of the incremental borrowing rate. Actual results could differ from those estimates, and such differences could be material to the financial position and consolidated statements of operations and comprehensive loss.

Cash and Cash Equivalents
Cash, Cash Equivalents, and Restricted Cash
Cash equivalents consist of amounts deposited in money market funds and securities with original maturity dates of three months or less, which are stated at fair value.
The Company’s restricted cash consists of cash deposited with a financial institution as collateral for a letter of credit required under the Company’s headquarters and research facility leases. The restricted cash is presented separately from cash and cash equivalents and classified as non-current
on the balance sheet, as the Company expects the cash to remain restricted for a period greater than one year.
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that total to the amounts shown in the consolidated statements of cash flows for the Company:

	December 31,
	2021	2020
Cash and cash equivalents	56,034	30,537
Restricted cash	3,257	497

Total	$59,291	$31,034

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic
5A - Expenses
 of Offering. Offering costs consist principally of professional and registration fees incurred related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $13,198,430 as a result of the Initial Public Offering (consisting of a $4,600,000 underwriting fee, $8,050,000 of deferred underwriting fees, and $548,430 of other offering costs). The Company recorded $13,181,867 of offering costs as a reduction of temporary equity in connection with the issuance of the Public Shares. The Company recorded $16,563 of offering costs as a reduction of permanent equity in connection with the issuance of the Private Placement Shares.
As noted in Note 1, subsequent to the Initial Public Offering, the underwriter agreed on December 17, 2021 to waive $1,000,000 of its deferred underwriting fees of $8,050,000, thereby reducing those fees to $7,050,000; thus, the offering costs related to the Company’s Initial Public Offering amounted to $12,198,430.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consists of incremental legal, accounting and other fees directly attributable to equity offerings. Deferred offering costs are capitalized within prepaid and other current assets on the consolidated balance sheets and are offset against proceeds of the offering in the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit as a reduction of additional paid-in
capital upon the completion of the equity offering. In the event the equity offering is terminated, all of the deferred offering costs are expensed within the Company’s consolidated statements of operations and comprehensive loss. For the year ended December 31, 2021 the Company expensed $2.2 million of previously deferred offering costs related to the suspended IPO within general and administrative expense on the consolidated statement of operations and comprehensive loss. As of December 31, 2021, the Company has recorded $1.4 million of deferred offering costs related to the pending SPAC merger that is included in prepaids and other current assets. There were no deferred offering costs as of December 31, 2020.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statement of operations in the period that includes the enactment date.
The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions on the basis of a two-step
process whereby (i) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not
recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability. To date, there have been no interest charges or penalties related to unrecognized tax benefits.

Net Loss Per Share
Net Loss Per Share
The Company follows the
two-class
method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires loss available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all loss for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by adjusting net loss attributable to common stockholders for an allocation of the undistributed earnings and dividing it by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For purposes of this calculation, the Company’s outstanding stock options, redeemable convertible preferred stock, and potential issuance of redeemable convertible preferred stock under existing preferred stock tranches, are considered potential dilutive common shares.
The Company’s participating securities contractually entitle the holders of such securities to participate in dividends but do not contractually require the holders of such securities to participate in losses of the Company.
Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist of cash, cash equivalents, and short-term investments that are maintained in checking and money market accounts at one financial institution, which at times, may exceed federally insured limits. The Company’s short-term investments, if any, are limited to certain types of debt securities issued by the U.S. government, its agencies, and institutions with investment-grade credit ratings, and places restrictions on maturities and concentration by type and issuer. The Company believes that it is not exposed to significant credit risk due to the financial position of the institutions in which those deposits and short-term investments are held. As of December 31, 2021 and 2020, the Company has not experienced any credit losses in such accounts or investments.
Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2021, the FASB issued Accounting Standards Update (ASU)
No. 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which requires business entities to provide certain disclosures when they have received government assistance and use a grant or contribution accounting model by analogy to other accounting guidance. The ASU was effective January 1, 2022, and had no material impact on the Company’s condensed consolidated financial statements and related disclosures.
In May 2021, the FASB issued ASU
2021-04
Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
370-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40);
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues
Task Force)
, which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The ASU was effective January 1, 2022, and had no material impact on the Company’s condensed consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU was effective January 1, 2022, and had no material impact on the Company’s condensed consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes
(Topic 740), which removes certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The ASU was effective January 1, 2022, and had no material impact on the Company’s condensed consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326)
, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. For trade receivables and other instruments, a new forward-looking expected loss model that generally results in the earlier recognition of allowances for losses will be required. The Company adopted this standard as of January 1, 2021, which did not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820)
, which eliminates, modifies, and adds disclosure requirements for fair value measurements. The Company adopted this standard as of January 1, 2021, and modified its disclosures accordingly. The standard did not have a material impact on the Company’s consolidated financial statements.
In November 2018, the FASB issued ASU
No. 2018-18,
Collaborative Arrangements
, which clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and precludes recognizing as revenue consideration received from a collaborative arrangement participant if the participant is not a customer. The Company adopted this standard as of January 1, 2021 which did not have a material impact on its consolidated financial statements.
Impact of the COVID-19 Coronavirus
Impact of the
COVID-19
Coronavirus
During 2021, widespread availability of
COVID-19
vaccines in the United States and elsewhere in the world, combined with government assistance programs, fiscal policies and other factors, led to a rebound in the global economy as several states and countries began to re-open
and loosen many
COVID-19
related restrictions. Nonetheless, the
COVID-19
pandemic remains a global health crisis and continues to evolve. Despite the emergence of new variants, increased public safety measures and deployment of vaccines, including vaccine boosters, to slow the spread of the virus have resulted in substantial improvements in the global economy throughout 2021 and into early 2022. As of December 31, 2021, we were operating at pre-pandemic
levels.

Short-term Investments
Short-term Investments
Investments in marketable securities with original maturities less than 12 months from the balance sheet date, if any, are classified as short-term investments. Investments with original maturities of greater than 12 months from the balance sheet date, if any, are classified as long-term. The Company classifies all of its investments as available-for-sale
and records such assets at estimated fair value in the balance sheet, with unrealized gains and losses, if any, reported as a component of other comprehensive loss within the consolidated statement of operations and comprehensive loss, and as a separate component of stockholders’ equity. These investments consist of corporate debt securities, U.S. Government securities, asset-based securities, and commercial paper, which are subject to minimal credit and market risk. The Company uses the specific identification method to determine the amount of realized gains or losses on sales of marketable securities. Realized gains and losses on sales of securities and declines in the fair value of securities judged to be other than temporary are included in other income or expense. Unrealized gains and losses are included in other comprehensive loss. Interest on available-for-sale
securities is included in interest income in the consolidated statements of operations and comprehensive loss.

Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 – Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The estimated fair values of the Company’s cash and cash equivalents, restricted cash, trade, and other receivables and accounts payable approximate their carrying values given their short-term nature.
The Company’s convertible notes and preferred stock tranche liability were carried at fair value from the date of issuance through their respective extinguishment in October 2020 and May 2021, and were determined using Level 3 inputs in the fair value hierarchy described above.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

Small equipment	2 years
Computer equipment and software	3 years
Laboratory equipment	5-7 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of the lease term and the useful life
The Company capitalizes certain costs incurred during the construction phase of a project or asset into construction-in-progress.
Once the construction is complete and the asset is placed into service, we transfer its carrying value into the appropriate fixed asset category and begin depreciating the value over its useful life.
When assets are retired or disposed of, any resulting gain or loss is included in net loss. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, such as property and equipment, net, for impairment whenever events or changes in circumstances indicate that the carrying value of assets may not be recoverable.
Recoverability of these assets is measured by comparing their carrying value to the future net undiscounted cash flows the assets are expected to generate over their remaining economic life. If such assets are considered to be impaired, the amount of any impairment is measured as the difference between their carrying value and their fair value. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the revised shorter useful life.
Leases
Leases
The Company determines if an arrangement is or contains a lease at inception. Operating leases are recorded on the consolidated balance sheets with right-of-use
assets (“ROU”) representing the Company’s right to use an underlying asset for the lease term and lease liabilities representing the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include the effect of any lease payments made prior to or on lease commencement and excludes lease incentives and initial direct costs incurred, as applicable. As the implicit rate in the Company’s leases is typically unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, the term of the lease, and total lease payments and adjusts for the impacts of collateral as necessary when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease payments are recorded as an expense in the period incurred.
The Company has elected to not separate lease and
non-lease
components for any leases within its existing classes of assets and, as a result, accounts for any lease and non-lease
components as a single lease component. The Company has also elected not to apply the recognition requirement for leases with a term of 12 months or less.

Revenue Recognition
Revenue Recognition
Contract Revenue
Revenue is recognized when a customer obtains control of promised goods or services. The Company applies the following five steps to recognize revenue: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligations are satisfied.
A performance obligation is defined as a promise to transfer a product or a service to a customer that is distinct. A product or a service is distinct if both (i) the customer can benefit from the product or the service either on its own or together with other resources that are readily available to the customer and (ii) the Company’s promise to transfer the product or the service to the customer is separately identifiable from other promises in the contract. Each distinct promise to transfer a product or a service is a unit of accounting for revenue recognition. If a promise to transfer a product or a service is not distinct from other promises in the contract, such promises should be combined into a single performance obligation. The assessment of each of these elements may require significant judgments.
Arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options. If these options provide a material right to the customer, they are considered performance obligations. The identification of material rights requires judgments related to the determination of the value of the underlying license relative to the option exercise price, including assumptions about technical feasibility and the probability of developing a candidate that would be subject to the option rights.
The transaction price is the amount of consideration the Company is entitled to receive in exchange for the transfer of control of a product or a service to a customer. The Company’s agreements may include both fixed and variable consideration. Fixed payments are included in the transaction price, while variable consideration, such as milestone payments and fees for research services, are estimated and constrained (if required) at the inception of the contract and evaluated on a periodic basis thereafter.
If a contract has multiple performance obligations, the Company allocates the transaction price to each distinct performance obligation based on the relative stand-alone selling price (“SSP”) of the performance obligation. The Company determines SSP at contract inception and at contract modification. Determining the SSP for performance obligations requires significant judgment. Changes in the key assumptions used to determine the SSP could have a significant effect on the allocation of arrangement consideration between multiple performance obligations.
For each distinct performance obligation, revenue is recognized as the Company transfers control of the product or the service applicable to such performance obligations. In instances where the Company first receives consideration in advance of satisfying its performance obligation, the Company classifies such consideration as deferred revenue until the Company satisfies such performance obligations. In instances where the Company first satisfies its performance obligation prior to its receipt of consideration, the consideration is a contract asset recorded in prepaid expenses and other current assets on the consolidated balance sheets.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development costs consist of salaries and other personnel-related expenses, including associated stock-based compensation, lab supplies and services, in-license
and technology costs, consulting and sponsored research fees, facility costs and depreciation expense.
Nonrefundable advance payments for goods and services that will be used or received in future research and development activities are deferred and recognized as an expense in the period in which the related goods are delivered, or services are performed.
The Company has acquired and may continue to acquire the rights to gene circuit or other technologies from third parties. The upfront payments to acquire a license, product, or rights, as well as any annual maintenance charges and future milestone payments, are immediately recognized as research and development expense provided that there is no alternative future use of the rights in other research and development projects.
Commitments and Contingencies
Commitments and Contingencies
The Company recognizes a liability with regard to loss contingencies when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has not recorded any such liabilities as of December 31, 2021 and 2020.

Fair Value Option for Convertible Notes
Fair Value Option for Convertible Notes
The Company elected to account for its convertible notes at fair value as of the issuance date in order to measure those liabilities at amounts that more accurately reflect the current economic environment in which the Company operates. Accordingly, the Company recorded these convertible notes issued in August 2020 at fair value with changes in fair value recognized in change in fair value of convertible notes in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed in the period incurred.

Accretion and Classification of Redeemable Convertible Preferred Stock
Accretion and Classification of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock is recorded based on proceeds received, net of the related preferred stock tranche liability and issuance costs, and is classified outside of stockholders’ deficit on the consolidated balance sheets because the holders of such shares have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company and would require the redemption of the then-outstanding redeemable convertible preferred stock. The Company’s Series A and Series B redeemable convertible preferred stock are subject to liquidation, dissolution, or winding up of the Company, either voluntary or involuntary (Note 6). Because the occurrence of a deemed liquidation event is not currently probable as of December 31, 2021, the carrying values of the redeemable convertible preferred stock are not being accreted to their redemption values. Subsequent adjustments to accrete the carrying values of the redeemable convertible preferred stock to its redemption price would be made only when a deemed liquidation event becomes probable.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes stock-based compensation expense related to employees and non-employees
based on the grant date fair value of the awards. For awards that vest solely based on continued service, stock-based compensation expense is recognized in the consolidated statements of operations using the straight-line method. For performance and market awards, stock-based compensation expense is recognized over the requisite service period using the accelerated attribution method. No compensation expense will be recognized for awards subject to performance conditions until it is probable that the performance condition will be met.
The Company has allowed specified option holders to exercise unvested options. The options that are exercised prior to vesting continue to vest according to the respective option agreement, and such unvested shares are subject to repurchase by the Company at the option holder’s original exercise price in the event the option holder’s service with the Company voluntarily or involuntarily terminates.
The Company records proceeds from the early exercise of options as a current and long-term liability in the consolidated balance sheet, and reclassifies this liability to additional paid-in
capital as the Company’s repurchase right lapses. The shares purchased by the option holders pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares have vested.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes
(Topic 740), which removes certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard but does not expect the adoption will have a material impact on its consolidated financial statements and related disclosures.
In March 2020, the Financial Accounting Standards Board issued ASU
No. 2020-03,
Codification Improvements to Financial Instruments
. This standard improves and clarifies various financial instruments topics and includes seven different issues that describe the areas of improvement and the related amendments to GAAP that are intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. This ASU is effective January 1, 2023 with early adoption permitted. The Company is currently evaluating the impact of this standard.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This standard is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements
, which moves all disclosure guidance to the appropriate codification section and makes other improvements and technical corrections. The standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832) - Disclosures by Business Entities about Government Assistance, which seeks to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’ accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Diversity currently exists in the recognition, measurement, presentation, and disclosure of government assistance received by business entities because of the lack of specific authoritative guidance in U.S. GAAP. ASU
2021-10
is effective for fiscal years beginning after December 15, 2021. Early application of the amendments is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In May 2021, the FASB issued ASU
2021-04
Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
370-50),
Compensation-Stock Compensation (Topic 718),and Derivatives and

Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40);
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
, which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for all entities for fiscal years beginning after December 15, 2021. Adoption of this standard will not have a material impact on the Company’s consolidated financial statements.
Grant Income
Grant Income
The Company receives government grants that reimburse the Company for certain allowable costs for funded projects. Grant income is recognized on a systematic basis over the period in which the Company recognizes qualified research and development costs that grant is intended to compensate and there is reasonable assurance that the Company will meet the terms and conditions of the grant. This income is recorded as grant income in the consolidated statements of operations and comprehensive loss.
Grant payments received in excess of grant revenue earned are recognized as deferred revenue on the balance sheets, and grant income earned in excess of grant payments received is recognized as trade and other receivables on the consolidated balance sheets.

Preferred Stock Tranche Liability
Preferred Stock Tranche Liability
The Company’s Series B redeemable convertible preferred stock included an obligation whereby the investors agreed to buy, and the Company agreed to sell additional shares at a fixed price in the event that certain agreed-upon milestones were achieved or at the election of investors. This obligation was determined to be a freestanding financial instrument that should be accounted for as a liability at fair value (Notes 3 and 6). This preferred stock tranche liability was revalued at each reporting period through settlement with changes in the fair value recorded as a change in preferred stock tranche liability in the consolidated statements of operations and comprehensive loss. The fair value at settlement was reclassified to redeemable convertible preferred stock at such time.

DYNAMICS SPECIAL PURPOSE [Member]
Accounting Policies [Line Items]
Principles of Consolidation and Financial Statement Presentation
Principles of Consolidation and Financial Statement Presentation
The accompanying unaudited condensed consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary, Merger Sub, after elimination of any intercompany transactions and balances as of March 31, 2022 and December 31, 2021.
Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual report on Form
10-K
as filed with the SEC on March 7, 2022. The interim results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.

Principles of Consolidation and Financial Statement Presentation
The accompanying consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
The consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary, Merger Sub, after elimination of any intercompany transactions and balances as of December 31, 2021.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
The
Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021. As of March 31, 2022 and December 31, 2021, the Company had operating cash (i.e. cash held outside the Trust Account) of $396,693 and $889,323, respectively.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.

As of December 31, 2021, we had operating cash (i.e. cash held outside the Trust Account) of $889,323.

Investments Held in Trust Account
Investments Held in Trust Account
As of March 31, 2022 and December 31, 2021, the assets held in the Trust Account were comprised of U.S. government securities, within the meaning set forth in Section 2(a) (16) of the Investment Company Act, with maturities of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the unaudited condensed consolidated balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are reported in the statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Investments Held in Trust Account
As of December 31, 2021, the assets held in the Trust Account were comprised of U.S. government securities, within the meaning set forth in Section 2(a) (16) of the Investment Company Act, with maturities of
185

days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the consolidated balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are reported in the statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Public Shares sold in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Amended and Restated Certificate of Incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Therefore, all Class A Common Stock has been classified outside of permanent equity.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
As of March 31, 2022 and December 31, 2021, the Investor Shares (see Note 1) are classified as temporary equity within Class A Common Stock subject to redemption in the Company’s unaudited condensed consolidated balance sheet. The
Non-Redemption
Agreements are terminated in the event that the Business Combination Agreement as described above is terminated. As such, the Company determined that the
Non-Redemption
Agreements are contingent upon the successful completion of the Senti Business Combination. In the event that the Senti Business Combination is not successful, the
Non-Redemption
Agreements are terminated, and the Investors would again have the right to redeem the Investor Shares. As such, the
Company
determined that the
Non-Redemption
Agreements would not change the nature of the underlying shares as redeemable.
As of March 31, 2022 and December 31, 2021, the Class A common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A common stock	(13,181,867)
Plus:
Accretion of carrying value to redemption value	13,181,867

Class A common stock subject to possible redemption	$230,000,000

Class A Common Stock Subject to Possible Redemption
The Public Shares sold in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Amended and Restated Certificate of Incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in Accounting Standards Codification (“ASC”) Topic 480,
Distinguishing Liabilities from Equit
y, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.
Therefore, all Class A Common Stock has been classified outside of permanent equity.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
As of December 31, 2021, the Investor Shares (see Note 1) are classified as temporary equity within Class A Common Stock subject to redemption in the Company’s consolidated balance sheet. The
Non-Redemption
Agreements are terminated in the event that the Business Combination Agreement as described above is terminated. As such, the Company determined that the
Non-Redemption
Agreements are contingent upon the successful completion of the Senti Business Combination. In the event that the Senti Business Combination is not successful, the
Non-Redemption
Agreements are terminated, and the Investors would again have the right to redeem the Investor Shares. As such, the Company determined that the
Non-Redemption
Agreements would not change the nature of the underlying shares as redeemable.
As of December 31, 2021, the Class A Common Stock subject to redemption reflected in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A Common Stock	(13,181,867)
Plus:
Remeasurement of carrying value to redemption value	13,181,867

Class A Common Stock subject to possible redemption	$230,000,000

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A—Expenses of Offering. Offering costs consist principally of professional and registration fees incurred
related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $13,198,430 as a result of the Initial Public Offering (consisting of a $4,600,000 underwriting fee, $8,050,000 of deferred underwriting fees, and $548,430 of other offering costs). The Company recorded $13,181,867 of offering costs as a reduction of temporary equity in connection with the issuance of the Public Shares. The Company recorded $16,563 of offering costs as a reduction of permanent equity in connection with the issuance of the Private Placement Shares.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740,
Income Taxes
(“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since incep tion.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740,
Income Taxes
(“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Loss Per Share
Net Loss Per Share of Common Stock
Net loss per common share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. As the Public Shares are considered to be redeemable at fair value, and a redemption at fair value does not amount to a distribution different than other stockholders, Class A Common Stock and Class B Common Stock are presented as one class of stock in calculating net loss per share. As a result, the calculated net loss per share is the same for Class A Common Stock and Class B Common Stock.
As of December 31, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Period from March 1, 2021 (Inception) Through December 31, 2021
	Class A	Class B

Basic and diluted net loss per share:
Numerator:
Net loss	$(2,919,481)	$(937,607)

Denominator:
Basic and diluted weighted average shares outstanding	16,872,995	5,418,853
Basic and diluted net loss per share	$(0.17)	$(0.17)

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company applies ASC Topic 820,
Fair Value Measurement
(“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.
The carrying amounts reflected in the unaudited condensed consolidated balance sheet for current assets and current liabilities approximate fair value due to their short-term nature.
Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.
See Note 8 for additional information on assets and liabilities measured at fair value.

Fair Value of Financial Instruments

The Company applies ASC Topic 820,
Fair Value Measurement
(“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.
The carrying amounts reflected in the consolidated balance sheet for current assets and current liabilities approximate fair value due to their short-term nature.
Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.
See Note 9 for additional information on assets and liabilities measured at fair value.

Recently Adopted Accounting Pronouncements
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU
2020-06
effective January 1, 2021 using the modified retrospective method of transition. The adoption of ASU
2020-06
did not have a material impact on the consolidated financial statements for the fiscal year ended December 31, 2021.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.